Description of Business - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) MT m³	May 07, 2020 USD ($)	Feb. 10, 2017 USD ($)
Schedule Of Description Of Business [Line Items]
Number of gas carriers owned & operated	38
Exporting capacity per year | MT	1,000,000
Refinancing additional debt	$ 82.0
Loan amortization payments per quarter	17.0
Sale lease back proceeds value	138.0
Line of credit additional borrowing capacity	42.5
Subsequent Event [Member]
Schedule Of Description Of Business [Line Items]
Collateral account		$ 12.6
2017 Senior Unsecured Bonds [Member]
Schedule Of Description Of Business [Line Items]
Aggregate principal amount			$ 100.0
Four Unsecured Vessels [Member]
Schedule Of Description Of Business [Line Items]
Aggregate principal amount	$ 60.0
Semi Refrigerated [Member]
Schedule Of Description Of Business [Line Items]
Number of gas carriers owned & operated	31
Fully Refrigerated [Member]
Schedule Of Description Of Business [Line Items]
Number of gas carriers owned & operated	7
Minimum [Member]
Schedule Of Description Of Business [Line Items]
Gas carrier cargo capacity | m³	20,600
Maximum [Member]
Schedule Of Description Of Business [Line Items]
Gas carrier cargo capacity | m³	38,000